INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVENTORIES
Condiment products	$ 7,779	$ 7,451
Food ingredients	17,065	14,293
Beverage	2,071	1,634
Other materials	10,604	8,143
Total inventories	$ 37,519	$ 31,521